Victory Global Equity Fund
Victory Global Equity Fund
Investment Objective
The Fund seeks to provide long-term growth and capital appreciation.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your investment professional and in Investing with Victory on page 17 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 42 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Global Equity Fund	Class A		Class C		Class I	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see 'Choosing a Share Class' beginning on page 21 of the Fund's Prospectus.
[2]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory Global Equity Fund		Class A	Class C	Class I	Class R
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	1.00%	none	0.50%
Other Expenses	[1]	0.96%	1.13%	0.97%	5.01%
Total Annual Fund Operating Expenses		2.01%	2.93%	1.77%	6.31%
Fee Waiver/Expense Reimbursement		(0.61%)	(0.78%)	(0.62%)	(4.64%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.40%	2.15%	1.15%	1.67%
[1]	Other Expenses include Acquired Fund Fees and Expenses that were less than 0.01%.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain other items such as interest, taxes and brokerage commissions) of Class A, Class C, Class I and Class R shares do not exceed 1.40%, 2.15%, 1.15% and 1.67%, until at least February 28, 2020, February 28, 2020, February 28, 2020 and February 28, 2018, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Victory Global Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	993	1,297	2,451
Class C	318	673	1,154	2,851
Class I	117	365	633	1,722
Class R	170	526	1,428	4,864

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Victory Global Equity Fund Class C	218	673	1,154	2,851

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 119% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in U.S. and foreign equity securities of companies of any size, located in any country, including countries with developing or emerging markets. The equity securities in which the Fund invests may include preferred stock and securities with equity-like characteristics, such as convertible securities. The Fund's equity investments may take the form of depositary receipts and exchange-traded funds (ETFs).

The Fund invests in companies that the Adviser believes have a favorable combination of company fundamentals and valuation. The Adviser utilizes a lifecycle-based approach that seeks to identify companies at inflection points in their corporate life cycles. Stocks are sold when they meet their price target objectives, a better investment opportunity has been identified, or there has been a negative change in outlook for the company. The Adviser may sell a security if it believes the price objective for the stock has been reached, if more attractive opportunities are identified, or if the fundamentals of the company deteriorate.

The Adviser may from time to time generate portfolio turnover rates in excess of 100%.

Under normal circumstances, the Fund:

■  Will invest at least 80% of its net assets in equity securities (the Fund will not change this policy unless it notifies shareholders at least 60 days in advance);

■  Will invest a significant amount of its assets in equity securities of companies domiciled outside the U.S. or with significant business and/or assets outside the U.S.;

■  Will invest at least 20% of its net assets in U.S. dollar-denominated securities; and

■  May invest up to 20% of its net assets in cash or cash equivalents.

For the purpose of this investment strategy, "net assets" include any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Foreign securities (including depositary receipts) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.

■  The risks related to investing in foreign securities are generally greater with respect to securities of companies associated with emerging markets. Emerging market companies may experience more volatility than those in developed countries due to greater risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

■  Mid cap stocks may fall out of favor relative to stocks of larger or smaller companies.

■  Smaller companies may lose market share or profits. Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.

■  A company's earnings may not increase as expected.

■  The portfolio manager may not execute the Fund's principal investment strategies effectively.

■  To the extent the Fund buys and sells securities actively, it could have higher expenses (which reduces returns to shareholders) and higher taxable distributions.

■  Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest in is rapidly rising.

■  An investment company in which the Fund invests (including ETFs) may not achieve its investment objective.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the MSCI AC World Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class R shares as the share class has not yet have a full calendar year of performance history.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 14.15% (quarter ended March 31, 2012) Lowest -19.00% (quarter ended September 30, 2011)
Average Annual Total Returns (For the Periods ended December 31, 2013)
Average Annual Returns Victory Global Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	20.13%	11.16%	[1]	Mar. 18, 2010
Class C	25.43%	12.08%	[1]	Mar. 18, 2010
Class I	27.83%	13.21%	[1]	Mar. 18, 2010
After Taxes on Distributions Class A	16.63%	10.13%	[1]
After Taxes on Distributions and Sales Class A	13.11%	8.70%	[1]
MSCI AC World Index	23.44%	10.76%	[1]	Mar. 18, 2010
[1]	Performance is from March 18, 2010, inception date of Class A, Class C and Class I shares.